Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 26, 2023	Aug. 27, 2022	Aug. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non- PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)(3)(4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income ($s in millions)	Economic Profit ($s in millions)(6)
2023	$18,796,822	$37,562,328	$5,404,080	$10,077,359	$206.32	$98.08	$2,528.4	$2,432.0
2022	14,330,010	53,183,213	4,403,231	12,895,019	181.90	91.92	2,429.6	2,278.5
2021	14,838,996	33,457,070	3,943,435	6,034,162	130.22	110.88	2,170.3	1,984.4

(1)	Reconciliation of amounts shown in Summary Compensation Table to CAP to PEO.

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)	Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2023	$18,796,822	$(15,966,758)	$24,357,600	$9,772,375	$602,289	$—	$18,765,506	$37,562,328
2022	14,330,010	(10,370,249)	20,198,760	26,351,061	2,673,630	—	38,853,203	53,183,213
2021	14,838,996	(9,586,448)	18,881,745	10,972,210	(1,649,432)	—	18,618,074	33,457,070

(2)	Stock options are valued based on the Black-Scholes option pricing model as of the applicable measurement date. Stock options valued on a date other than the grant date are valued using the stock price and updated assumptions (i.e., term, volatility, interest rate) on such measurement date.
(3)	The Non-PEO NEOs are comprised of: Messrs. Jackson, Newbern, Daniele and Frazer for fiscal years 2023 and 2022; and Messrs. Jackson, Giles, Newbern and Finestone and Ms. Ohm for fiscal year 2021.
(4)	Reconciliation of amounts shown in Summary Compensation Table to CAP to Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards-Vested (2)	Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2023	$5,404,080	$(4,245,009)	$6,476,196	$2,317,977	$124,116	$—	$4,673,280	$10,077,359
2022	4,403,231	(2,886,928)	5,633,491	5,210,600	534,626	—	8,491,789	12,895,019
2021	3,943,435	(1,967,903)	3,892,579	1,413,531	(145,677)	(1,101,803)	2,090,726	6,034,162

(5)	Represents the weighted peer group total shareholder return (“TSR”), weighted according to each of the companies’ respective market capitalizations at the beginning of each period for which a return is indicated. The Company's peer group is the S&P Retail Index as reflected in our Annual Report on Form 10-K for fiscal year 2023.
(6)	Economic Profit was selected by the Company as the “most important” financial performance measure (that is not otherwise required to be disclosed in the table above) used to link CAP to Company performance for the most recently completed fiscal year, or the Company-Selected Measure. See page 46 of “Compensation Discussion and Analysis” for more information about how Economic Profit is calculated.

Company Selected Measure Name	Economic Profit
Named Executive Officers, Footnote
(3)	The Non-PEO NEOs are comprised of: Messrs. Jackson, Newbern, Daniele and Frazer for fiscal years 2023 and 2022; and Messrs. Jackson, Giles, Newbern and Finestone and Ms. Ohm for fiscal year 2021.

Peer Group Issuers, Footnote
(5)	Represents the weighted peer group total shareholder return (“TSR”), weighted according to each of the companies’ respective market capitalizations at the beginning of each period for which a return is indicated. The Company's peer group is the S&P Retail Index as reflected in our Annual Report on Form 10-K for fiscal year 2023.

PEO Total Compensation Amount	$ 18,796,822	$ 14,330,010	$ 14,838,996
PEO Actually Paid Compensation Amount	$ 37,562,328	53,183,213	33,457,070
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of amounts shown in Summary Compensation Table to CAP to PEO.

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)	Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2023	$18,796,822	$(15,966,758)	$24,357,600	$9,772,375	$602,289	$—	$18,765,506	$37,562,328
2022	14,330,010	(10,370,249)	20,198,760	26,351,061	2,673,630	—	38,853,203	53,183,213
2021	14,838,996	(9,586,448)	18,881,745	10,972,210	(1,649,432)	—	18,618,074	33,457,070

Non-PEO NEO Average Total Compensation Amount	$ 5,404,080	4,403,231	3,943,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,077,359	12,895,019	6,034,162
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Reconciliation of amounts shown in Summary Compensation Table to CAP to Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards-Vested (2)	Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2023	$5,404,080	$(4,245,009)	$6,476,196	$2,317,977	$124,116	$—	$4,673,280	$10,077,359
2022	4,403,231	(2,886,928)	5,633,491	5,210,600	534,626	—	8,491,789	12,895,019
2021	3,943,435	(1,967,903)	3,892,579	1,413,531	(145,677)	(1,101,803)	2,090,726	6,034,162

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 206.32	181.90	130.22
Peer Group Total Shareholder Return Amount	98.08	91.92	110.88
Net Income (Loss)	$ 2,528,400,000	$ 2,429,600,000	$ 2,170,300,000
Company Selected Measure Amount	2,432,000,000.0	2,278,500,000	1,984,400,000
PEO Name	Mr. Rhodes
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Profit
Non-GAAP Measure Description
(6)	Economic Profit was selected by the Company as the “most important” financial performance measure (that is not otherwise required to be disclosed in the table above) used to link CAP to Company performance for the most recently completed fiscal year, or the Company-Selected Measure. See page 46 of “Compensation Discussion and Analysis” for more information about how Economic Profit is calculated.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Value of Stock Awards and Option Awards Reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,966,758)	$ (10,370,249)	$ (9,586,448)
PEO | Year-End Value of Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,357,600	20,198,760	18,881,745
PEO | Change in Fair Value of Prior Year Awards- Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,772,375	26,351,061	10,972,210
PEO | Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	602,289	2,673,630	(1,649,432)
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,765,506	38,853,203	18,618,074
Non-PEO NEO | Value of Stock Awards and Option Awards Reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,245,009)	(2,886,928)	(1,967,903)
Non-PEO NEO | Year-End Value of Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,476,196	5,633,491	3,892,579
Non-PEO NEO | Change in Fair Value of Prior Year Awards- Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,317,977	5,210,600	1,413,531
Non-PEO NEO | Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,116	534,626	(145,677)
Non-PEO NEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,101,803)
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,673,280	$ 8,491,789	$ 2,090,726